1933 Act/Rule 497(j)


                                     January 3, 2003


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   Phoenix Investment Trust 97
      Registration No. 333-34537

To the Commission Staff:

      In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the registration statement for such registrant filed electronically on December 30, 2002.


                                     Very truly yours,
                                     /s/ Matthew A. Swendiman
                                     Matthew A. Swendiman